ADLER VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)

COMMON STOCKS - 74.4%	Shares	Value
Communications - 8.6%
Cable & Satellite - 1.4%
Altice USA, Inc. - Class A (a)	3,200	$ 32,000
Comcast Corporation - Class A	600	21,714
		53,714
Entertainment Content - 2.5%
Paramount Global - Class B	4,000	93,560

Internet Media & Services - 1.6%
Twitter, Inc. (a)	1,600	62,000

Publishing & Broadcasting - 3.1%
iHeartMedia, Inc. - Class A (a)	13,600	120,360

Consumer Discretionary - 2.3%
Automotive - 2.3%
Tenneco, Inc. - Class A (a)	4,800	90,528

Consumer Staples - 4.1%
Beverages - 1.1%
Diageo plc - ADR	250	44,097

Household Products - 3.0%
Spectrum Brands Holdings, Inc.	1,800	113,382

Financials - 20.2%
Banking - 2.6%
Citigroup, Inc.	2,000	97,620

Broker-Dealers - 6.3%
Charles Schwab Corporation (The)	2,500	177,375
XP, Inc. - Class A (a)	3,395	65,320
		242,695
Insurance - 11.3%
Aflac, Inc.	2,700	160,434
Equitable Holdings, Inc.	4,700	139,825

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 74.4% (Continued)	Shares	Value
Financials - 20.2% (Continued)
Insurance - 11.3% (Continued)
Jackson Financial, Inc. - Class A	4,300	$ 134,418
		434,677
Health Care - 21.7%
Biotech & Pharma - 16.9%
Bayer AG - ADR	8,600	113,520
Bristol-Myers Squibb Company	3,500	235,935
Pfizer, Inc.	4,400	199,012
Viatris, Inc.	10,335	98,699
		647,166
Health Care Facilities & Services - 4.4%
Cigna Corporation	600	170,070

Medical Equipment & Devices - 0.4%
DENTSPLY SIRONA, Inc.	500	16,385

Industrials - 2.9%
Industrial Support Services - 2.9%
Grainger (W.W.), Inc.	200	110,988

Materials - 7.5%
Chemicals - 4.4%
Valvoline, Inc.	5,800	168,606

Containers & Packaging - 3.1%
O-I Glass, Inc. (a)	9,200	119,692

Technology - 4.0%
Technology & Electronics - 2.7%
Corning, Inc.	3,000	102,960

Technology Hardware - 1.3%
Diebold Nixdorf, Inc. (a)	14,500	50,460

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 74.4% (Continued)			Shares	Value
Utilities - 3.1%
Electric Utilities - 3.1%
PG&E Corporation (a)			9,600	$ 118,368

Total Common Stocks (Cost $2,637,227)				$ 2,857,328

PREFERRED STOCKS - 2.2%			Shares	Value
Financials - 2.2%
Banking - 2.2%
Itau Unibanco Holding S.A. - ADR (Cost $80,145)			16,800	$ 82,992

PURCHASED OPTION CONTRACTS - 3.0%	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 3.0%
Altice USA, Inc. - Class A, 01/20/23	$ 10 .00	30	$ 30,000	$ 5,025
Altice USA, Inc. - Class A, 01/20/23	11 .00	10	10,000	1,300
Altice USA, Inc. - Class A, 01/20/23	12 .00	20	20,000	2,000
Bristol-Myers Squibb Company, 03/17/23	67 .50	10	67,410	4,850
Bristol-Myers Squibb Company, 03/17/23	72 .50	10	67,410	2,750
Citigroup, Inc., 01/20/23	47 .50	10	48,810	5,000
Corning, Inc., 01/20/23	32 .00	20	68,640	8,200
Corning, Inc., 01/20/23	35 .00	10	34,320	2,560
Corning, Inc., 01/20/23	37 .00	30	102,960	4,740
Diebold Nixdorf, Inc., 11/18/22	5 .00	10	3,480	275
Diebold Nixdorf, Inc., 11/18/22	7 .50	20	6,960	200
Equitable Holdings, Inc., 01/20/23	25 .00	5	14,875	3,025
Equitable Holdings, Inc., 01/20/23	30 .00	55	163,625	14,025
iHeartMedia, Inc. - Class A, 01/20/23	20 .00	30	26,550	750
iHeartMedia, Inc. - Class A, 01/20/23	12 .50	15	13,275	712
iHeartMedia, Inc. - Class A, 01/20/23	15 .00	30	26,550	1,350
iHeartMedia, Inc. - Class A, 01/20/23	17.50	10	8,850	400

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 3.0% (Continued)	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 3.0% (Continued)
Itau Unibanco Holding S.A. - ADR, 1/20/23	$ 4 .50	10	$ 4,940	$ 1,100
Itau Unibanco Holding S.A. - ADR, 1/20/23	5 .00	20	9,880	1,838
Jackson Financial, Inc.- Class A, 01/20/23	25 .00	5	15,630	4,120
Jackson Financial, Inc.-Class A, 01/20/23	30 .00	30	93,780	13,239
MultiPlan Corporation, 01/20/23	5 .00	110	38,720	1,925
MultiPlan Corporation, 01/20/23	7 .50	10	3,520	375
O-I Glass, Inc., 11/18/2022	13.00	10	13,010	1,250
O-I Glass, Inc., 12/16/2022	12.00	5	6,505	1,013
Paramount Global - Class B, 01/20/23	30 .00	10	23,390	790
Pfizer, Inc., 01/20/23	47 .00	30	135,690	7,650
Pfizer, Inc., 01/20/23	50 .00	40	180,920	5,680
PG&E Corporation, 01/20/23	10 .00	10	12,330	2,910
Spectrum Brands Holdings, Inc., 01/20/23	75 .00	15	94,485	3,000
Valvoline, Inc., 12/16/22	30 .00	35	101,745	6,370
Viatris, Inc., 01/20/23	10 .00	40	38,200	3,200
Viatris, Inc., 01/20/23	12 .50	50	47,750	1,350
Viatris, Inc., 01/20/23	15 .00	160	152,800	2,080
Total Purchased Option Contracts (Cost $213,950)			$ 1,687,010	$ 115,052

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 20.0%	Shares	Value
Federated Hermes Treasury Obligations Fund Service Shares, 1.88% (b) (Cost $766,173)	766,173	$ 766,173

Investments at Value - 99.6% (Cost $3,697,495)		$ 3,821,545

Other Assets in Excess of Liabilities - 0.4%		17,076

Net Assets - 100.0%		$ 3,838,621

(a) Non-income producing security.
(b) The rate shown is the 7-day effective yield as of August 31, 2022.
ADR - American Depository Receipt
AG - Aktiengesellschaft
plc - Public Limited Company
S.A. Société Anonyme

The average monthly notional amount of purchased call option contracts for the three months ended August 31, 2022 was $ 1,481,595.